Leases - Cottonwood Sale Leaseback Agreement (Q1) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Fixed lease payments per year		$ 40.0
Cottonwood Energy
Lessor, Lease, Description [Line Items]
Fixed lease payments per year	$ 40.0